SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Adjusted EBITDA and Funds from Operations
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2024:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests and other(1)	As per IFRS financials(2)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$932	$208	$338	$629	$416	$227	$496	$—	$3,246	$(756)	$3,386	$5,876
Other income (loss)	28	14	2	235	180	88	66	56	669	(86)	44	627
Direct operating costs	(385)	(71)	(164)	(233)	(132)	(86)	(397)	(39)	(1,507)	525	(1,598)	(2,580)
Share of revenue, other income and direct operating costs from equity-accounted investments(2)	—	—	—	—	—	—	—	—	—	317	—	317
	575	151	176	631	464	229	165	17	2,408	—	1,832
Management service costs	—	—	—	—	—	—	—	(204)	(204)	—	—	(204)
Interest expense	(269)	(14)	(81)	(130)	(114)	(38)	(22)	(167)	(835)	70	(1,223)	(1,988)
Current income tax	(6)	(7)	(14)	(17)	(1)	(5)	—	—	(50)	9	201	160
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(37)	(37)	—	—	(37)
Preferred equity	—	—	—	—	—	—	—	(28)	(28)	—	—	(28)
Perpetual subordinated notes	—	—	—	—	—	—	—	(37)	(37)	—	—	(37)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(79)	—	(79)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(810)	(810)
Funds From Operations	300	130	81	484	349	186	143	(456)	1,217	—	—
Depreciation												(2,010)
Foreign exchange and financial instrument gain												880
Deferred income tax recovery												31
Other												(713)
Share of earnings from equity-accounted investments												(326)
Net income attributable to non-controlling interests												457
Net loss attributable to Unitholders(3)												$(464)
(1)Amounts attributable to non-controlling interests and other includes certain non-recurring other income items. Refer to Note 8 - Other Income.
(2)Share of loss from equity-accounted investments of $88 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests – in operating subsidiaries of $353 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity, and perpetual subordinated notes.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2023:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests and other(1)	As per IFRS financials(2)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$1,029	$240	$293	$511	$365	$241	$147	$—	$2,826	$(234)	$2,446	5,038
Other income	22	5	6	146	106	20	19	88	412	(81)	340	671
Direct operating costs	(381)	(73)	(124)	(164)	(99)	(81)	(105)	(29)	(1,056)	110	(987)	(1,933)
Share of revenue, other income and direct operating costs from equity-accounted investments(2)	—	—	—	—	—	—	—	—	—	205	—	205
	670	172	175	493	372	180	61	59	2,182	—	1,799
Management service costs	—	—	—	—	—	—	—	(205)	(205)	—	—	(205)
Interest income (expense)	(266)	(19)	(82)	(105)	(110)	(43)	(6)	(114)	(745)	33	(915)	(1,627)
Current income tax	(2)	(7)	(17)	(6)	(1)	(4)	(3)	—	(40)	7	(95)	(128)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(41)	(41)	—	—	(41)
Preferred equity	—	—	—	—	—	—	—	(27)	(27)	—	—	(27)
Perpetual subordinated notes	—	—	—	—	—	—	—	(29)	(29)	—	—	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(40)	—	(40)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(789)	(789)
Funds From Operations	402	146	76	382	261	133	52	(357)	1,095	—	—
Depreciation												(1,852)
Foreign exchange and financial instrument loss												502
Deferred income tax recovery												176
Other												(212)
Share of earnings from equity-accounted investments												21
Net income attributable to non-controlling interests												170
Net loss attributable to Unitholders(3)												$(100)
(1)Amounts attributable to non-controlling interests and other includes certain non-recurring other income items. Refer to Note 10 - Other Income.
(2)Share of earnings from equity-accounted investments of $186 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $619 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(3)Net loss attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity, and perpetual subordinated notes.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2022:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$964	$197	$273	$538	$374	$242	$48	$—	$2,636	$(188)	$2,263	4,711
Other income (loss)	15	22	10	56	90	23	3	73	292	(19)	(137)	136
Direct operating costs	(376)	(52)	(82)	(164)	(102)	(76)	(43)	(31)	(926)	86	(594)	(1,434)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	121	7	128
	603	167	201	430	362	189	8	42	2,002	—	1,539
Management service costs	—	—	—	—	—	—	—	(243)	(243)	—	—	(243)
Interest income (expense)	(185)	(20)	(57)	(96)	(102)	(40)	(2)	(94)	(596)	19	(647)	(1,224)
Current income taxes	(6)	(9)	(27)	(8)	(7)	(1)	—	(1)	(59)	10	(99)	(148)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(44)	(44)	—	—	(44)
Preferred equity	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Perpetual subordinated notes	—	—	—	—	—	—	—	(29)	(29)	—	—	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(29)	(8)	(37)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(785)	(785)
Funds From Operations	412	138	117	326	253	148	6	(395)	1,005	—	—
Depreciation												(1,583)
Foreign exchange and financial instrument loss												(133)
Deferred income tax recovery												150
Other												(190)
Share of earnings from equity-accounted investments												5
Net income attributable to non-controlling interests												451
Net loss attributable to Unitholders(2)												$(295)
(1)Share of earnings from equity-accounted investments of $96 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $334 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

Summary of Segmented Basis About Certain Items in Brookfield Renewables Statement of Financial Position
The following table presents information on a segmented basis about certain items in our company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
As at December 31, 2024
Cash and cash equivalents	$55	$52	$24	$453	$151	$70	$56	$5	$866	$(112)	$2,381	$3,135
Property, plant and equipment	14,669	1,238	2,801	5,255	3,784	2,558	644	—	30,949	(1,831)	44,357	73,475
Total assets	15,653	1,452	3,184	7,081	4,894	3,313	2,106	95	37,778	(2,272)	59,303	94,809
Total liabilities	9,187	460	1,725	5,617	3,393	1,992	934	4,157	27,465	(2,272)	33,160	58,353
As at December 31, 2023
Cash and cash equivalents	$77	$20	$12	$225	$123	$50	$30	$3	$540	$(85)	$686	$1,141
Property, plant and equipment	15,134	1,694	2,490	6,024	3,635	2,386	341	—	31,704	(1,578)	33,879	64,005
Total assets	16,143	1,880	2,738	6,802	4,518	2,842	1,540	257	36,720	(1,529)	40,937	76,128
Total liabilities	9,231	531	1,645	4,727	3,484	1,705	1,126	3,159	25,608	(1,529)	22,070	46,149

Summary of Consolidated Revenue Split by Geographical Region
The following table presents consolidated revenue split by reportable segment for the year ended December 31:

(MILLIONS)	2024	2023	2022
Hydroelectric
North America	$1,110	$1,135	$1,211
Brazil	235	269	181
Colombia	1,489	1,285	1,135
	2,834	2,689	2,527
Wind	1,705	1,213	1,146
Utility-scale solar	943	751	700
Distributed energy & storage	380	350	298
Sustainable solutions	14	35	40
Total	$5,876	$5,038	$4,711

Summary of Consolidated Property, Plant and Equipment and Equity-Accounted Investments Split by Geographical Region	The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography:

(MILLIONS)	December 31, 2024	December 31, 2023
United States	$37,931	$34,303
Colombia	12,431	10,585
Canada	7,116	7,483
Brazil	4,319	5,622
Europe	5,976	5,046
Asia-Pacific	7,550	3,320
Other	892	192
	$76,215	$66,551